Debt - Schedule of Debt Repayment Obligations (Details) $ in Millions	Dec. 26, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 44
2022	45
2023	44
2024	3,905
Total debt repayment obligations	$ 4,038